INTANGIBLE ASSETS - CRYPTOCURRENCIES - Summary of intangible assets (Details) - Jun. 30, 2021	CNY (¥)	USD ($)
Less: Impairment of cryptocurrencies	¥ (46,463,746)	$ (7,196,318)
Intangible Assets	86,868,689	13,454,247
Bitcoins
Intangible Assets	123,271,122	19,092,266
Chai
Intangible Assets	192,894	29,876
Tether
Intangible Assets	¥ 9,868,419	$ 1,528,423